Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Net Loss	$ (27,216)	$ (20,335)
Adjustments for:
Depreciation and amortization	1,128	333
Impairment of goodwill	723
Equity-settled share-based payments	38,403	16,201
Finance costs	91	167
Changes in operating asset and liabilities:
Trade receivables	(4,894)	(1,293)
Other receivables	11	(51)
Prepaid expenses and deposits	(1,603)	(81)
Accounts payable	97	420
Accrued liabilities	7,752	5,316
Customer deposits	5,467	4,170
Other payables	(86)	1,148
NET CASH PROVIDED BY OPERATING ACTIVITIES	19,873	5,995
INVESTING ACTIVITIES
Purchase of property and equipment	(629)	(1,408)
Acquisition of subsidiaries (Note 4 and 5)		(8,152)
Investment deposits in debt instruments held at FVTOCI	(6,847)	(125)
Investment withdrawals in debt instruments held at FVTOCI	847	637
NET CASH USED IN INVESTING ACTIVITIES	(6,629)	(9,048)
FINANCING ACTIVITIES
Purchase of common shares for Restricted Share Unit (RSU) Plan	(2,865)	(8,060)
Shares withheld for taxes	(362)
Proceeds from exercise of stock options	502	265
Payment of lease liabilities	(96)	(35)
Cash payment for contingent consideration	(800)
Dividends paid to non-controlling interest	(339)	(19)
NET CASH USED IN FINANCING ACTIVITIES	(3,960)	(7,849)
Net change in cash, cash equivalents and restricted cash	9,284	(10,902)
Cash, cash equivalents and restricted cash, beginning of year	18,327	29,129
Fluctuations in foreign currency	44	100
CASH, CASH EQUIVALENTS AND RESTRICTED CASH BALANCE, ENDING BALANCE	27,655	18,327
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Share-based compensation as part of Expetitle consideration		4,325
Share-based compensation as part of LemonBrew consideration		$ 450